Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance	[1]	$ 71,301
Ending balance	[1]	64,720	$ 71,301
Accumulated Other Comprehensive Income/(Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(7,316)	(3,271)	$ (5,953)
Other comprehensive income/(loss)	[2]	(2,206)	(4,045)	2,655
Sale of 19.8% of subsidiary through an IPO	[3]			27
Ending balance		(9,522)	(7,316)	(3,271)
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(2,689)	(590)	(177)
Other comprehensive income/(loss)	[2]	(3,174)	(2,099)	(440)
Sale of 19.8% of subsidiary through an IPO	[3]			27
Ending balance		(5,863)	(2,689)	(590)
Derivative Financial Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		517	79	(161)
Other comprehensive income/(loss)	[2]	(96)	438	240
Sale of 19.8% of subsidiary through an IPO	[3]			0
Ending balance		421	517	79
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(222)	150	236
Other comprehensive income/(loss)	[2]	(5)	(372)	(86)
Sale of 19.8% of subsidiary through an IPO	[3]			0
Ending balance		(227)	(222)	150
Actuarial Gains/(Losses) [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		(5,654)	(3,223)	(6,110)
Other comprehensive income/(loss)	[2]	921	(2,432)	2,887
Sale of 19.8% of subsidiary through an IPO	[3]			0
Ending balance		(4,733)	(5,654)	(3,223)
Prior Service (Costs)/Credits and Other [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance		733	313	259
Other comprehensive income/(loss)	[2]	148	419	54
Sale of 19.8% of subsidiary through an IPO	[3]			0
Ending balance		$ 880	$ 733	$ 313

[1]	Amounts may not add due to rounding.
[2]	Amounts do not include foreign currency translation adjustments attributable to noncontrolling interests of $26 million loss in 2015, $3 million gain in 2014 and $62 million loss in 2013.
[3]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D.